INCOME TAX - Estimates to recover income tax assets and settle income tax liabilities - Current tax (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [line items]
Current tax asset	$ 3,149,902	$ 2,596,837
Current tax liability	(247,502)	(268,347)
Later than one year [member]
Disclosure of income tax [line items]
Current tax asset	2,362,257	2,388,441
Current tax liability	(247,502)	(268,347)
Not later than one year [member]
Disclosure of income tax [line items]
Current tax asset	$ 787,645	$ 208,396